CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net loss	$ (146,084)	$ (361,307)	$ (302,002)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	169,397	126,956	127,634
Amortization of deferred financing costs and original issue premiums	2,857	1,404	1,466
Loss on disposal of property and equipment and other long-term assets	541	134	171
Impairment of property and equipment	0	0	1,500
(Reversal of) provision for credit losses	(581)	481	(65)
(Gain) loss on extinguishment of debt	(1,611)	0	28,817
Changes in operating assets and liabilities:
Accounts receivable	(2,028)	(16)	(91)
Receivables from affiliated companies	(40,649)	15,454	(5,750)
Inventories, prepaid expenses and other	(339)	4,070	(1,789)
Long-term prepayments, deposits and other	19,335	(5,678)	6,939
Accounts payable, accrued expenses and other	40,658	10,876	(6,024)
Payables to affiliated companies	(61,376)	27,967	14,207
Other long-term liabilities	986	884	(1,854)
Net cash used in operating activities	(18,894)	(178,775)	(136,841)
Cash flows from investing activities:
Acquisition of property and equipment	(156,824)	(452,126)	(400,367)
Payments for other long-term assets	(5,530)	0	0
Proceeds from sale of property and equipment and other long-term assets	814	9	1,694
Funds to an affiliated company	0	(1,278)	(4,449)
Placement of bank deposits with original maturities over three months	0	0	(278,700)
Acquisition of intangible assets	0	0	(4,113)
Withdrawals of bank deposits with original maturities over three months	0	0	278,700
Net cash used in investing activities	(161,540)	(453,395)	(407,235)
Cash flows from financing activities:
Repayments of long-term debt	(100,372)	0	(252,944)
Payments of financing costs	(530)	(6,050)	(33,297)
Net proceeds from (payments for) issuance of shares	0	299,159	(445)
Proceeds from long-term debt	0	350,000	758,194
Net cash (used in) provided by financing activities	(100,902)	643,109	471,508
Effect of exchange rate on cash, cash equivalents and restricted cash	(147)	(705)	(3,372)
(Decrease) increase in cash, cash equivalents and restricted cash	(281,483)	10,234	(75,940)
Cash, cash equivalents and restricted cash at beginning of year	509,653	499,419	575,359
Cash, cash equivalents and restricted cash at end of year	228,170	509,653	499,419
Supplemental cash flow disclosures:
Cash paid for interest, net of amounts capitalized	(113,419)	(87,892)	(84,141)
Cash paid for amounts included in the measurement of lease liabilities - operating cash flows from operating leases	(673)	(726)	(734)
Change in operating lease right-of-use assets and lease liabilities arising from lease modification	(1,456)	(1,343)	(2,575)
Change in accrued expenses and other current liabilities and other long-term liabilities related to acquisition of property and equipment	11,600	100,394	142,682
Change in receivables from/payables to affiliated companies related to addition of property and equipment and other long-term assets	$ 432	$ 3,819	$ 7,477